Subsidiary Guarantor Information - Supplemental Statement of Financial Position (Detail) - MXN ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 66,735,531	$ 68,747,376	$ 64,115,200	$ 64,414,511
Trade and other accounts receivable, derivative financial instruments and other current assets	295,289,871	357,757,378
Accounts receivable—inter-company	0	0
Inventories	103,558,205	112,035,992
Total current assets	465,583,607	538,540,746
Long-term receivables—intercompany	0	0
Investments in associates	2,053,711	1,854,803
Wells, pipelines, properties, plant and equipment-net	1,537,151,854	1,482,322,166	1,331,419,805
Long-term notes receivable, net of current portion	995,269	1,179,706
Rights of use assets	44,215,877	43,203,180
Deferred taxes	160,039,008	169,914,720
Intangible assets	22,225,979	20,350,819
Government Bonds	24,761,455	35,495,104
Other assets	11,184,703	10,614,092
Total assets	2,268,211,463	2,303,475,336
Current liabilities
Current portion of long-term debt	396,301,477	477,221,594
Accounts payable—inter-company	0	0
Other current liabilities	616,300,067	646,496,067
Total current liabilities	1,012,601,544	1,123,717,661
Long-term debt	1,430,247,150	1,317,248,763
Long-term payables—inter-company	0	0
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes	1,431,112,216	1,515,487,722
Total liabilities	3,873,960,910	3,956,454,146
Total equity (deficit)	(1,605,749,447)	(1,652,978,810)	(1,721,218,453)	(1,768,822,225)
Total liabilities and equity (deficit)	2,268,211,463	2,303,475,336
Eliminations
Current assets
Accounts receivable—inter-company	(3,615,022,678)	(3,073,564,574)
Total current assets	(3,615,022,678)	(3,073,564,574)
Long-term receivables—intercompany	(1,330,097,098)	(1,256,080,996)
Investments in associates	717,264,815	689,978,053
Total assets	(4,227,854,961)	(3,639,667,517)
Current liabilities
Accounts payable—inter-company	(3,614,950,108)	(3,073,494,285)
Total current liabilities	(3,614,950,108)	(3,073,494,285)
Long-term payables—inter-company	(1,330,169,667)	(1,256,151,284)
Total liabilities	(4,945,119,775)	(4,329,645,569)
Total equity (deficit)	717,264,814	689,978,052
Total liabilities and equity (deficit)	(4,227,854,961)	(3,639,667,517)
Petróleos Mexicanos
Current assets
Cash and cash equivalents	14,751,338	21,332,062	13,449,953	14,809,052
Trade and other accounts receivable, derivative financial instruments and other current assets	39,633,319	44,210,424
Accounts receivable—inter-company	2,137,700,397	1,779,552,352
Inventories	1,910,970	1,657,768
Total current assets	2,193,996,024	1,846,752,606
Long-term receivables—intercompany	1,329,255,786	1,255,133,079
Investments in associates	(1,321,194,198)	(1,193,893,056)
Wells, pipelines, properties, plant and equipment-net	7,063,341	6,883,032
Rights of use assets	753,386	1,054,650
Deferred taxes	50,248,401	53,872,835
Intangible assets	159,317	30,385
Government Bonds	24,761,455	35,495,104
Total assets	2,285,043,512	2,005,328,635
Current liabilities
Current portion of long-term debt	324,150,510	407,016,329
Accounts payable—inter-company	1,819,564,500	1,611,866,944
Other current liabilities	65,026,042	49,017,649
Total current liabilities	2,208,741,052	2,067,900,922
Long-term debt	1,370,591,752	1,255,500,049
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes	311,320,480	334,789,836
Total liabilities	3,890,653,284	3,658,190,807
Total equity (deficit)	(1,605,609,772)	(1,652,862,172)
Total liabilities and equity (deficit)	2,285,043,512	2,005,328,635
Subsidiary guarantors
Current assets
Cash and cash equivalents	10,716,940	8,121,798	13,035,929	11,293,133
Trade and other accounts receivable, derivative financial instruments and other current assets	140,453,867	223,619,697
Accounts receivable—inter-company	1,224,287,867	1,084,854,020
Inventories	58,343,396	68,635,820
Total current assets	1,433,802,070	1,385,231,335
Investments in associates	344,308,140	273,172,532
Wells, pipelines, properties, plant and equipment-net	1,161,640,439	1,152,610,684
Long-term notes receivable, net of current portion	820,812	998,352
Rights of use assets	39,896,092	38,529,258
Deferred taxes	102,541,322	108,283,638
Intangible assets	20,911,948	19,267,774
Other assets	2,387,817	2,223,837
Total assets	3,106,308,640	2,980,317,410
Current liabilities
Current portion of long-term debt	19,973,799	17,773,661
Accounts payable—inter-company	1,637,783,717	1,353,441,870
Other current liabilities	462,313,258	491,387,451
Total current liabilities	2,120,070,774	1,862,602,982
Long-term debt	18,170,384	17,755,058
Long-term payables—inter-company	1,329,255,786	1,255,133,079
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes	1,098,675,190	1,162,988,573
Total liabilities	4,566,172,134	4,298,479,692
Total equity (deficit)	(1,459,863,494)	(1,318,162,282)
Total liabilities and equity (deficit)	3,106,308,640	2,980,317,410
Non-guarantor subsidiaries
Current assets
Cash and cash equivalents	41,267,253	39,293,516	$ 37,629,318	$ 38,312,326
Trade and other accounts receivable, derivative financial instruments and other current assets	115,202,685	89,927,257
Accounts receivable—inter-company	253,034,414	209,158,202
Inventories	43,303,839	41,742,404
Total current assets	452,808,191	380,121,379
Long-term receivables—intercompany	841,312	947,917
Investments in associates	261,674,954	232,597,274
Wells, pipelines, properties, plant and equipment-net	368,448,074	322,828,450
Long-term notes receivable, net of current portion	174,457	181,354
Rights of use assets	3,566,399	3,619,272
Deferred taxes	7,249,285	7,758,247
Intangible assets	1,154,714	1,052,660
Other assets	8,796,886	8,390,255
Total assets	1,104,714,272	957,496,808
Current liabilities
Current portion of long-term debt	52,177,168	52,431,604
Accounts payable—inter-company	157,601,891	108,185,471
Other current liabilities	88,960,767	106,090,967
Total current liabilities	298,739,826	266,708,042
Long-term debt	41,485,014	43,993,656
Long-term payables—inter-company	913,881	1,018,205
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes	21,116,546	17,709,313
Total liabilities	362,255,267	329,429,216
Total equity (deficit)	742,459,005	628,067,592
Total liabilities and equity (deficit)	$ 1,104,714,272	$ 957,496,808